Shareholder Report	12 Months Ended
Oct. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	EATON VANCE SERIES TRUST II
Entity Central Index Key	0000074663
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2025
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
C000013484
Shareholder Report [Line Items]
Fund Name	Eaton Vance Income Fund of Boston
Class Name	Class A
Trading Symbol	EVIBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Eaton Vance Income Fund of Boston for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$100	0.96%

Expenses Paid, Amount	$ 100
Expense Ratio, Percent	0.96%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the ICE BofA U.S. High Yield Index (the Index):

↓ The Fund’s allocations by sector, in broadcasting and telecommunications and security selections in healthcare, automotive and auto parts sectors hurt returns

↓ An overweight allocation in B-rated securities and security selections in BB- and CCC-rated securities hampered relative returns

↓ The Fund’s allocations by duration, especially in securities with duration of 1 year or less and between 5-10 years, detracted from performance

↑ The Fund’s security selections in the retail, gaming, and energy sectors and an overweight allocation in the healthcare sector helped returns

↑ The Fund’s allocations by credit rating in non-rated and CCC- and lower-rated securities, as well as security selections in the B-rated securities also helped

↑ The Fund’s security selections, especially in securities with duration of 5 years or less, were also additive to relative returns

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Class A with Maximum Sales Charge	Bloomberg U.S. Universal Index	ICE BofA U.S. High Yield Constrained Index	ICE BofA U.S. High Yield Index
10/15	$10,000	$10,000	$10,000	$10,000
11/15	$9,501	$9,964	$9,777	$9,776
12/15	$9,328	$9,914	$9,525	$9,523
1/16	$9,239	$10,023	$9,374	$9,373
2/16	$9,338	$10,094	$9,418	$9,416
3/16	$9,633	$10,218	$9,834	$9,833
4/16	$9,840	$10,288	$10,227	$10,225
5/16	$9,891	$10,296	$10,301	$10,299
6/16	$9,941	$10,477	$10,413	$10,411
7/16	$10,135	$10,563	$10,675	$10,674
8/16	$10,292	$10,575	$10,913	$10,912
9/16	$10,358	$10,577	$10,984	$10,982
10/16	$10,354	$10,507	$11,018	$11,016
11/16	$10,330	$10,271	$10,975	$10,973
12/16	$10,508	$10,301	$11,191	$11,189
1/17	$10,614	$10,338	$11,341	$11,339
2/17	$10,732	$10,418	$11,518	$11,516
3/17	$10,727	$10,414	$11,493	$11,492
4/17	$10,850	$10,500	$11,623	$11,622
5/17	$10,919	$10,581	$11,727	$11,726
6/17	$10,930	$10,573	$11,739	$11,738
7/17	$11,037	$10,625	$11,875	$11,874
8/17	$11,032	$10,717	$11,872	$11,871
9/17	$11,119	$10,679	$11,978	$11,977
10/17	$11,133	$10,692	$12,025	$12,023
11/17	$11,106	$10,676	$11,993	$11,991
12/17	$11,139	$10,723	$12,028	$12,026
1/18	$11,191	$10,620	$12,105	$12,103
2/18	$11,102	$10,519	$11,992	$11,990
3/18	$11,038	$10,572	$11,918	$11,916
4/18	$11,089	$10,501	$11,997	$11,996
5/18	$11,083	$10,559	$11,996	$11,994
6/18	$11,095	$10,543	$12,037	$12,035
7/18	$11,208	$10,565	$12,172	$12,170
8/18	$11,262	$10,618	$12,260	$12,258
9/18	$11,315	$10,572	$12,331	$12,329
10/18	$11,147	$10,484	$12,129	$12,127
11/18	$11,058	$10,531	$12,019	$12,017
12/18	$10,827	$10,696	$11,755	$11,754
1/19	$11,293	$10,843	$12,295	$12,294
2/19	$11,446	$10,855	$12,503	$12,501
3/19	$11,543	$11,051	$12,625	$12,624
4/19	$11,681	$11,066	$12,802	$12,800
5/19	$11,591	$11,236	$12,639	$12,638
6/19	$11,813	$11,395	$12,949	$12,947
7/19	$11,870	$11,429	$13,015	$13,014
8/19	$11,928	$11,687	$13,066	$13,065
9/19	$11,983	$11,637	$13,108	$13,106
10/19	$11,998	$11,674	$13,138	$13,136
11/19	$12,054	$11,672	$13,174	$13,172
12/19	$12,264	$11,689	$13,449	$13,448
1/20	$12,235	$11,899	$13,450	$13,448
2/20	$12,050	$12,077	$13,241	$13,240
3/20	$10,773	$11,841	$11,683	$11,683
4/20	$11,205	$12,078	$12,127	$12,127
5/20	$11,641	$12,191	$12,677	$12,682
6/20	$11,677	$12,293	$12,798	$12,805
7/20	$12,185	$12,509	$13,405	$13,417
8/20	$12,268	$12,437	$13,539	$13,549
9/20	$12,146	$12,414	$13,399	$13,408
10/20	$12,185	$12,370	$13,459	$13,470
11/20	$12,655	$12,531	$13,999	$14,010
12/20	$12,854	$12,575	$14,266	$14,277
1/21	$12,870	$12,496	$14,321	$14,332
2/21	$12,927	$12,334	$14,371	$14,381
3/21	$12,958	$12,191	$14,396	$14,406
4/21	$13,080	$12,293	$14,554	$14,564
5/21	$13,135	$12,340	$14,596	$14,606
6/21	$13,330	$12,430	$14,794	$14,806
7/21	$13,361	$12,555	$14,846	$14,858
8/21	$13,417	$12,547	$14,928	$14,939
9/21	$13,423	$12,440	$14,934	$14,944
10/21	$13,431	$12,429	$14,906	$14,918
11/21	$13,317	$12,444	$14,752	$14,765
12/21	$13,566	$12,436	$15,029	$15,043
1/22	$13,211	$12,163	$14,617	$14,629
2/22	$13,262	$11,998	$14,486	$14,498
3/22	$13,149	$11,676	$14,353	$14,364
4/22	$12,762	$11,240	$13,832	$13,841
5/22	$12,771	$11,302	$13,865	$13,876
6/22	$11,985	$11,076	$12,920	$12,931
7/22	$12,665	$11,355	$13,698	$13,710
8/22	$12,398	$11,060	$13,371	$13,382
9/22	$11,953	$10,583	$12,834	$12,844
10/22	$12,239	$10,467	$13,199	$13,209
11/22	$12,550	$10,857	$13,444	$13,457
12/22	$12,456	$10,820	$13,344	$13,355
1/23	$12,951	$11,156	$13,866	$13,877
2/23	$12,748	$10,882	$13,688	$13,698
3/23	$12,938	$11,137	$13,840	$13,852
4/23	$13,021	$11,205	$13,975	$13,986
5/23	$12,876	$11,089	$13,842	$13,853
6/23	$13,070	$11,072	$14,067	$14,078
7/23	$13,237	$11,083	$14,268	$14,279
8/23	$13,275	$11,016	$14,310	$14,320
9/23	$13,129	$10,753	$14,142	$14,153
10/23	$12,955	$10,592	$13,966	$13,978
11/23	$13,477	$11,068	$14,603	$14,614
12/23	$13,922	$11,488	$15,142	$15,152
1/24	$13,959	$11,461	$15,145	$15,155
2/24	$13,971	$11,323	$15,190	$15,200
3/24	$14,150	$11,435	$15,371	$15,381
4/24	$14,026	$11,167	$15,217	$15,227
5/24	$14,207	$11,352	$15,390	$15,400
6/24	$14,334	$11,456	$15,538	$15,549
7/24	$14,544	$11,716	$15,843	$15,854
8/24	$14,757	$11,889	$16,095	$16,106
9/24	$14,885	$12,052	$16,358	$16,369
10/24	$14,818	$11,778	$16,268	$16,279
11/24	$14,975	$11,902	$16,454	$16,466
12/24	$14,907	$11,722	$16,384	$16,395
1/25	$15,067	$11,793	$16,610	$16,622
2/25	$15,140	$12,037	$16,718	$16,730
3/25	$15,015	$12,034	$16,539	$16,550
4/25	$15,088	$12,077	$16,539	$16,550
5/25	$15,309	$12,015	$16,817	$16,829
6/25	$15,562	$12,203	$17,129	$17,141
7/25	$15,608	$12,185	$17,198	$17,210
8/25	$15,775	$12,331	$17,407	$17,419
9/25	$15,884	$12,462	$17,540	$17,552
10/25	$15,934	$12,544	$17,575	$17,587

Average Annual Return [Table Text Block]

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Class A	7.53%	5.51%	5.11%
Class A with 3.25% Maximum Sales Charge	3.94%	4.81%	4.77%
Bloomberg U.S. Universal Index	6.51%	0.28%	2.29%
ICE BofA U.S. High Yield Index	8.03%	5.47%	5.80%
ICE BofA U.S. High Yield Constrained Index	8.03%	5.48%	5.80%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For more recent performance information, visit www.eatonvance.com/performance.php.
AssetsNet	$ 5,061,211,843
Holdings Count | Holding	431
Advisory Fees Paid, Amount	$ 33,238,647
InvestmentCompanyPortfolioTurnover	48.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$5,061,211,843
# of Portfolio Holdings	431
Portfolio Turnover Rate	48%
Total Advisory Fees Paid	$33,238,647

Holdings [Text Block]

Asset Allocation (% of total investments)

Value	Value
OtherFootnote Reference†	1.6%
Exchange-Traded Funds	3.0%
Short-Term Investments	3.2%
Senior Floating-Rate Loans	9.0%
Corporate Bonds	83.2%
Footnote	Description
Footnote†	Investment types less than 1% each

Credit Quality Explanation [Text Block]

Credit Quality (% of total investments)Footnote Referencea

Value	Value
Not Rated	6.8%
CCC or Lower	9.6%
B	39.3%
BB	43.1%
BBB	1.2%
Footnote	Description
Footnote[a]	Excludes Short-Term Investments. Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). This breakdown assigns a numeric equivalent to the ratings from the aforementioned agencies and the mean is rounded to the nearest integer and converted to an equivalent S&P rating ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000013486
Shareholder Report [Line Items]
Fund Name	Eaton Vance Income Fund of Boston
Class Name	Class C
Trading Symbol	ECIBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Eaton Vance Income Fund of Boston for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$177	1.71%

Expenses Paid, Amount	$ 177
Expense Ratio, Percent	1.71%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the ICE BofA U.S. High Yield Index (the Index):

↓ The Fund’s allocations by sector, in broadcasting and telecommunications and security selections in healthcare, automotive and auto parts sectors hurt returns

↓ An overweight allocation in B-rated securities and security selections in BB- and CCC-rated securities hampered relative returns

↓ The Fund’s allocations by duration, especially in securities with duration of 1 year or less and between 5-10 years, detracted from performance

↑ The Fund’s security selections in the retail, gaming, and energy sectors and an overweight allocation in the healthcare sector helped returns

↑ The Fund’s allocations by credit rating in non-rated and CCC- and lower-rated securities, as well as security selections in the B-rated securities also helped

↑ The Fund’s security selections, especially in securities with duration of 5 years or less, were also additive to relative returns

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Class C	Bloomberg U.S. Universal Index	ICE BofA U.S. High Yield Constrained Index	ICE BofA U.S. High Yield Index
10/15	$10,000	$10,000	$10,000	$10,000
11/15	$9,814	$9,964	$9,777	$9,776
12/15	$9,628	$9,914	$9,525	$9,523
1/16	$9,549	$10,023	$9,374	$9,373
2/16	$9,645	$10,094	$9,418	$9,416
3/16	$9,942	$10,218	$9,834	$9,833
4/16	$10,149	$10,288	$10,227	$10,225
5/16	$10,195	$10,296	$10,301	$10,299
6/16	$10,222	$10,477	$10,413	$10,411
7/16	$10,415	$10,563	$10,675	$10,674
8/16	$10,588	$10,575	$10,913	$10,912
9/16	$10,649	$10,577	$10,984	$10,982
10/16	$10,639	$10,507	$11,018	$11,016
11/16	$10,607	$10,271	$10,975	$10,973
12/16	$10,783	$10,301	$11,191	$11,189
1/17	$10,885	$10,338	$11,341	$11,339
2/17	$11,000	$10,418	$11,518	$11,516
3/17	$10,988	$10,414	$11,493	$11,492
4/17	$11,088	$10,500	$11,623	$11,622
5/17	$11,170	$10,581	$11,727	$11,726
6/17	$11,175	$10,573	$11,739	$11,738
7/17	$11,278	$10,625	$11,875	$11,874
8/17	$11,265	$10,717	$11,872	$11,871
9/17	$11,328	$10,679	$11,978	$11,977
10/17	$11,354	$10,692	$12,025	$12,023
11/17	$11,320	$10,676	$11,993	$11,991
12/17	$11,346	$10,723	$12,028	$12,026
1/18	$11,392	$10,620	$12,105	$12,103
2/18	$11,275	$10,519	$11,992	$11,990
3/18	$11,222	$10,572	$11,918	$11,916
4/18	$11,267	$10,501	$11,997	$11,996
5/18	$11,234	$10,559	$11,996	$11,994
6/18	$11,239	$10,543	$12,037	$12,035
7/18	$11,347	$10,565	$12,172	$12,170
8/18	$11,414	$10,618	$12,260	$12,258
9/18	$11,460	$10,572	$12,331	$12,329
10/18	$11,283	$10,484	$12,129	$12,127
11/18	$11,186	$10,531	$12,019	$12,017
12/18	$10,945	$10,696	$11,755	$11,754
1/19	$11,407	$10,843	$12,295	$12,294
2/19	$11,555	$10,855	$12,503	$12,501
3/19	$11,645	$11,051	$12,625	$12,624
4/19	$11,776	$11,066	$12,802	$12,800
5/19	$11,657	$11,236	$12,639	$12,638
6/19	$11,895	$11,395	$12,949	$12,947
7/19	$11,944	$11,429	$13,015	$13,014
8/19	$11,994	$11,687	$13,066	$13,065
9/19	$12,042	$11,637	$13,108	$13,106
10/19	$12,049	$11,674	$13,138	$13,136
11/19	$12,098	$11,672	$13,174	$13,172
12/19	$12,300	$11,689	$13,449	$13,448
1/20	$12,263	$11,899	$13,450	$13,448
2/20	$12,071	$12,077	$13,241	$13,240
3/20	$10,786	$11,841	$11,683	$11,683
4/20	$11,210	$12,078	$12,127	$12,127
5/20	$11,637	$12,191	$12,677	$12,682
6/20	$11,665	$12,293	$12,798	$12,805
7/20	$12,163	$12,509	$13,405	$13,417
8/20	$12,238	$12,437	$13,539	$13,549
9/20	$12,108	$12,414	$13,399	$13,408
10/20	$12,138	$12,370	$13,459	$13,470
11/20	$12,598	$12,531	$13,999	$14,010
12/20	$12,788	$12,575	$14,266	$14,277
1/21	$12,818	$12,496	$14,321	$14,332
2/21	$12,867	$12,334	$14,371	$14,381
3/21	$12,866	$12,191	$14,396	$14,406
4/21	$13,003	$12,293	$14,554	$14,564
5/21	$13,026	$12,340	$14,596	$14,606
6/21	$13,211	$12,430	$14,794	$14,806
7/21	$13,234	$12,555	$14,846	$14,858
8/21	$13,281	$12,547	$14,928	$14,939
9/21	$13,302	$12,440	$14,934	$14,944
10/21	$13,279	$12,429	$14,906	$14,918
11/21	$13,158	$12,444	$14,752	$14,765
12/21	$13,396	$12,436	$15,029	$15,043
1/22	$13,037	$12,163	$14,617	$14,629
2/22	$13,080	$11,998	$14,486	$14,498
3/22	$12,984	$11,676	$14,353	$14,364
4/22	$12,572	$11,240	$13,832	$13,841
5/22	$12,571	$11,302	$13,865	$13,876
6/22	$11,791	$11,076	$12,920	$12,931
7/22	$12,450	$11,355	$13,698	$13,710
8/22	$12,180	$11,060	$13,371	$13,382
9/22	$11,736	$10,583	$12,834	$12,844
10/22	$12,032	$10,467	$13,199	$13,209
11/22	$12,328	$10,857	$13,444	$13,457
12/22	$12,228	$10,820	$13,344	$13,355
1/23	$12,677	$11,156	$13,866	$13,877
2/23	$12,471	$10,882	$13,688	$13,698
3/23	$12,673	$11,137	$13,840	$13,852
4/23	$12,746	$11,205	$13,975	$13,986
5/23	$12,597	$11,089	$13,842	$13,853
6/23	$12,779	$11,072	$14,067	$14,078
7/23	$12,933	$11,083	$14,268	$14,279
8/23	$12,936	$11,016	$14,310	$14,320
9/23	$12,787	$10,753	$14,142	$14,153
10/23	$12,635	$10,592	$13,966	$13,978
11/23	$13,135	$11,068	$14,603	$14,614
12/23	$13,559	$11,488	$15,142	$15,152
1/24	$13,560	$11,461	$15,145	$15,155
2/24	$13,564	$11,323	$15,190	$15,200
3/24	$13,728	$11,435	$15,371	$15,381
4/24	$13,627	$11,167	$15,217	$15,227
5/24	$13,767	$11,352	$15,390	$15,400
6/24	$13,908	$11,456	$15,538	$15,549
7/24	$14,076	$11,716	$15,843	$15,854
8/24	$14,273	$11,889	$16,095	$16,106
9/24	$14,388	$12,052	$16,358	$16,369
10/24	$14,314	$11,778	$16,268	$16,279
11/24	$14,457	$11,902	$16,454	$16,466
12/24	$14,383	$11,722	$16,384	$16,395
1/25	$14,555	$11,793	$16,610	$16,622
2/25	$14,617	$12,037	$16,718	$16,730
3/25	$14,460	$12,034	$16,539	$16,550
4/25	$14,522	$12,077	$16,539	$16,550
5/25	$14,725	$12,015	$16,817	$16,829
6/25	$14,987	$12,203	$17,129	$17,141
7/25	$15,022	$12,185	$17,198	$17,210
8/25	$15,172	$12,331	$17,407	$17,419
9/25	$15,239	$12,462	$17,540	$17,552
10/25	$15,541	$12,544	$17,575	$17,587

Average Annual Return [Table Text Block]

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Class C, with conversion to Class A after 8 years	6.73%	4.71%	4.50%
Class C, with 1% Maximum Contingent Deferred Sales Charge and conversion to Class A after 8 years	5.73%	4.71%	4.50%
Bloomberg U.S. Universal Index	6.51%	0.28%	2.29%
ICE BofA U.S. High Yield Index	8.03%	5.47%	5.80%
ICE BofA U.S. High Yield Constrained Index	8.03%	5.48%	5.80%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For more recent performance information, visit www.eatonvance.com/performance.php.
AssetsNet	$ 5,061,211,843
Holdings Count | Holding	431
Advisory Fees Paid, Amount	$ 33,238,647
InvestmentCompanyPortfolioTurnover	48.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$5,061,211,843
# of Portfolio Holdings	431
Portfolio Turnover Rate	48%
Total Advisory Fees Paid	$33,238,647

Holdings [Text Block]

Asset Allocation (% of total investments)

Value	Value
OtherFootnote Reference†	1.6%
Exchange-Traded Funds	3.0%
Short-Term Investments	3.2%
Senior Floating-Rate Loans	9.0%
Corporate Bonds	83.2%
Footnote	Description
Footnote†	Investment types less than 1% each

Credit Quality Explanation [Text Block]

Credit Quality (% of total investments)Footnote Referencea

Value	Value
Not Rated	6.8%
CCC or Lower	9.6%
B	39.3%
BB	43.1%
BBB	1.2%
Footnote	Description
Footnote[a]	Excludes Short-Term Investments. Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). This breakdown assigns a numeric equivalent to the ratings from the aforementioned agencies and the mean is rounded to the nearest integer and converted to an equivalent S&P rating ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000013488
Shareholder Report [Line Items]
Fund Name	Eaton Vance Income Fund of Boston
Class Name	Class I
Trading Symbol	EIBIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Eaton Vance Income Fund of Boston for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$74	0.71%

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	0.71%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the ICE BofA U.S. High Yield Index (the Index):

↓ The Fund’s allocations by sector, in broadcasting and telecommunications and security selections in healthcare, automotive and auto parts sectors hurt returns

↓ An overweight allocation in B-rated securities and security selections in BB- and CCC-rated securities hampered relative returns

↓ The Fund’s allocations by duration, especially in securities with duration of 1 year or less and between 5-10 years, detracted from performance

↑ The Fund’s security selections in the retail, gaming, and energy sectors and an overweight allocation in the healthcare sector helped returns

↑ The Fund’s allocations by credit rating in non-rated and CCC- and lower-rated securities, as well as security selections in the B-rated securities also helped

↑ The Fund’s security selections, especially in securities with duration of 5 years or less, were also additive to relative returns

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]

Fund Performance

Comparison of the change in value of a $1,000,000 investment for the period indicated.

	Class I	Bloomberg U.S. Universal Index	ICE BofA U.S. High Yield Constrained Index	ICE BofA U.S. High Yield Index
10/15	$1,000,000	$1,000,000	$1,000,000	$1,000,000
11/15	$982,229	$996,353	$977,696	$977,550
12/15	$964,502	$991,376	$952,486	$952,335
1/16	$957,377	$1,002,320	$937,418	$937,272
2/16	$966,029	$1,009,440	$941,779	$941,631
3/16	$996,745	$1,021,811	$983,409	$983,255
4/16	$1,018,376	$1,028,772	$1,022,705	$1,022,543
5/16	$1,023,871	$1,029,576	$1,030,083	$1,029,922
6/16	$1,029,218	$1,047,701	$1,041,251	$1,041,085
7/16	$1,049,528	$1,056,335	$1,067,549	$1,067,380
8/16	$1,067,855	$1,057,474	$1,091,328	$1,091,155
9/16	$1,073,057	$1,057,726	$1,098,386	$1,098,214
10/16	$1,072,840	$1,050,709	$1,101,819	$1,101,646
11/16	$1,070,564	$1,027,092	$1,097,474	$1,097,301
12/16	$1,089,259	$1,030,143	$1,119,052	$1,118,885
1/17	$1,100,445	$1,033,777	$1,134,070	$1,133,910
2/17	$1,112,945	$1,041,753	$1,151,750	$1,151,604
3/17	$1,112,591	$1,041,404	$1,149,331	$1,149,188
4/17	$1,125,558	$1,050,045	$1,162,339	$1,162,209
5/17	$1,134,886	$1,058,147	$1,172,677	$1,172,589
6/17	$1,136,297	$1,057,250	$1,173,921	$1,173,827
7/17	$1,145,715	$1,062,516	$1,187,491	$1,187,366
8/17	$1,145,352	$1,071,683	$1,187,172	$1,187,058
9/17	$1,154,682	$1,067,911	$1,197,824	$1,197,723
10/17	$1,158,284	$1,069,193	$1,202,498	$1,202,345
11/17	$1,155,742	$1,067,575	$1,199,290	$1,199,119
12/17	$1,157,375	$1,072,282	$1,202,786	$1,202,614
1/18	$1,163,042	$1,061,963	$1,210,498	$1,210,325
2/18	$1,154,027	$1,051,894	$1,199,212	$1,199,041
3/18	$1,147,557	$1,057,199	$1,191,808	$1,191,638
4/18	$1,153,121	$1,050,145	$1,199,736	$1,199,565
5/18	$1,152,742	$1,055,872	$1,199,566	$1,199,384
6/18	$1,154,236	$1,054,340	$1,203,710	$1,203,526
7/18	$1,166,287	$1,056,547	$1,217,159	$1,216,974
8/18	$1,174,234	$1,061,752	$1,225,974	$1,225,788
9/18	$1,177,844	$1,057,203	$1,233,099	$1,232,911
10/18	$1,162,733	$1,048,359	$1,212,897	$1,212,720
11/18	$1,151,580	$1,053,074	$1,201,887	$1,201,715
12/18	$1,127,817	$1,069,550	$1,175,531	$1,175,375
1/19	$1,176,551	$1,084,296	$1,229,517	$1,229,360
2/19	$1,194,893	$1,085,478	$1,250,277	$1,250,117
3/19	$1,203,122	$1,105,079	$1,262,528	$1,262,366
4/19	$1,217,700	$1,106,626	$1,280,193	$1,280,027
5/19	$1,208,584	$1,123,578	$1,263,919	$1,263,757
6/19	$1,232,066	$1,139,470	$1,294,912	$1,294,746
7/19	$1,238,260	$1,142,862	$1,301,544	$1,301,376
8/19	$1,244,485	$1,168,722	$1,306,621	$1,306,454
9/19	$1,252,763	$1,163,659	$1,310,765	$1,310,596
10/19	$1,254,584	$1,167,418	$1,313,809	$1,313,639
11/19	$1,258,455	$1,167,185	$1,317,397	$1,317,226
12/19	$1,280,591	$1,168,924	$1,344,934	$1,344,762
1/20	$1,277,907	$1,189,904	$1,344,992	$1,344,819
2/20	$1,258,849	$1,207,721	$1,324,145	$1,323,976
3/20	$1,125,676	$1,184,130	$1,168,312	$1,168,292
4/20	$1,173,384	$1,207,849	$1,212,730	$1,212,691
5/20	$1,216,930	$1,219,130	$1,267,743	$1,268,156
6/20	$1,220,943	$1,229,303	$1,279,787	$1,280,516
7/20	$1,274,307	$1,250,897	$1,340,519	$1,341,700
8/20	$1,283,278	$1,243,684	$1,353,919	$1,354,903
9/20	$1,270,811	$1,241,442	$1,339,886	$1,340,778
10/20	$1,275,123	$1,237,005	$1,345,931	$1,347,048
11/20	$1,324,611	$1,253,147	$1,399,881	$1,400,967
12/20	$1,345,765	$1,257,475	$1,426,615	$1,427,688
1/21	$1,347,732	$1,249,571	$1,432,118	$1,433,152
2/21	$1,353,896	$1,233,448	$1,437,054	$1,438,146
3/21	$1,357,438	$1,219,093	$1,439,603	$1,440,594
4/21	$1,373,031	$1,229,345	$1,455,353	$1,456,396
5/21	$1,376,603	$1,234,034	$1,459,554	$1,460,600
6/21	$1,397,266	$1,243,030	$1,479,425	$1,480,556
7/21	$1,400,869	$1,255,512	$1,484,617	$1,485,826
8/21	$1,406,977	$1,254,673	$1,492,811	$1,493,930
9/21	$1,410,414	$1,243,959	$1,493,418	$1,494,431
10/21	$1,409,045	$1,242,942	$1,490,607	$1,491,773
11/21	$1,397,388	$1,244,444	$1,475,154	$1,476,485
12/21	$1,423,853	$1,243,605	$1,502,896	$1,504,263
1/22	$1,386,870	$1,216,340	$1,461,694	$1,462,912
2/22	$1,392,532	$1,199,756	$1,448,605	$1,449,776
3/22	$1,383,440	$1,167,568	$1,435,344	$1,436,362
4/22	$1,340,611	$1,124,021	$1,383,204	$1,384,113
5/22	$1,341,787	$1,130,205	$1,386,513	$1,387,578
6/22	$1,259,552	$1,107,621	$1,292,049	$1,293,130
7/22	$1,331,295	$1,135,469	$1,369,804	$1,371,014
8/22	$1,303,604	$1,105,951	$1,337,078	$1,338,182
9/22	$1,257,095	$1,058,302	$1,283,381	$1,284,363
10/22	$1,290,126	$1,046,690	$1,319,897	$1,320,924
11/22	$1,320,447	$1,085,718	$1,344,445	$1,345,651
12/22	$1,310,951	$1,082,030	$1,334,414	$1,335,516
1/23	$1,363,321	$1,115,595	$1,386,571	$1,387,729
2/23	$1,342,268	$1,088,183	$1,368,785	$1,369,771
3/23	$1,365,240	$1,113,711	$1,383,993	$1,385,190
4/23	$1,374,304	$1,120,515	$1,397,480	$1,398,560
5/23	$1,359,270	$1,108,897	$1,384,169	$1,385,281
6/23	$1,377,313	$1,107,174	$1,406,684	$1,407,830
7/23	$1,395,193	$1,108,275	$1,426,788	$1,427,877
8/23	$1,399,445	$1,101,601	$1,431,032	$1,431,951
9/23	$1,384,368	$1,075,333	$1,414,217	$1,415,298
10/23	$1,366,286	$1,059,162	$1,396,558	$1,397,780
11/23	$1,421,631	$1,106,829	$1,460,312	$1,461,355
12/23	$1,468,919	$1,148,827	$1,514,202	$1,515,247
1/24	$1,473,126	$1,146,078	$1,514,493	$1,515,528
2/24	$1,474,675	$1,132,337	$1,518,977	$1,520,015
3/24	$1,493,842	$1,143,455	$1,537,071	$1,538,122
4/24	$1,481,135	$1,116,734	$1,521,701	$1,522,740
5/24	$1,500,484	$1,135,245	$1,538,968	$1,540,018
6/24	$1,514,267	$1,145,623	$1,553,823	$1,554,885
7/24	$1,536,813	$1,171,626	$1,584,314	$1,585,397
8/24	$1,559,611	$1,188,874	$1,609,516	$1,610,615
9/24	$1,573,478	$1,205,180	$1,635,817	$1,636,935
10/24	$1,566,683	$1,177,807	$1,626,815	$1,627,926
11/24	$1,583,670	$1,190,224	$1,645,444	$1,646,568
12/24	$1,576,804	$1,172,248	$1,638,392	$1,639,510
1/25	$1,594,031	$1,179,312	$1,661,015	$1,662,150
2/25	$1,605,093	$1,203,695	$1,671,812	$1,672,955
3/25	$1,589,148	$1,203,408	$1,653,868	$1,654,998
4/25	$1,597,187	$1,207,658	$1,653,905	$1,655,037
5/25	$1,620,942	$1,201,533	$1,681,721	$1,682,870
6/25	$1,648,054	$1,220,252	$1,712,930	$1,714,101
7/25	$1,653,265	$1,218,511	$1,719,799	$1,720,975
8/25	$1,671,297	$1,233,147	$1,740,744	$1,741,934
9/25	$1,683,200	$1,246,212	$1,754,034	$1,755,234
10/25	$1,688,873	$1,254,442	$1,757,484	$1,758,685

Average Annual Return [Table Text Block]

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Class I	7.80%	5.78%	5.38%
Bloomberg U.S. Universal Index	6.51%	0.28%	2.29%
ICE BofA U.S. High Yield Index	8.03%	5.47%	5.80%
ICE BofA U.S. High Yield Constrained Index	8.03%	5.48%	5.80%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For more recent performance information, visit www.eatonvance.com/performance.php.
AssetsNet	$ 5,061,211,843
Holdings Count | Holding	431
Advisory Fees Paid, Amount	$ 33,238,647
InvestmentCompanyPortfolioTurnover	48.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$5,061,211,843
# of Portfolio Holdings	431
Portfolio Turnover Rate	48%
Total Advisory Fees Paid	$33,238,647

Holdings [Text Block]

Asset Allocation (% of total investments)

Value	Value
OtherFootnote Reference†	1.6%
Exchange-Traded Funds	3.0%
Short-Term Investments	3.2%
Senior Floating-Rate Loans	9.0%
Corporate Bonds	83.2%
Footnote	Description
Footnote†	Investment types less than 1% each

Credit Quality Explanation [Text Block]

Credit Quality (% of total investments)Footnote Referencea

Value	Value
Not Rated	6.8%
CCC or Lower	9.6%
B	39.3%
BB	43.1%
BBB	1.2%
Footnote	Description
Footnote[a]	Excludes Short-Term Investments. Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). This breakdown assigns a numeric equivalent to the ratings from the aforementioned agencies and the mean is rounded to the nearest integer and converted to an equivalent S&P rating ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000013487
Shareholder Report [Line Items]
Fund Name	Eaton Vance Income Fund of Boston
Class Name	Class R
Trading Symbol	ERIBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Eaton Vance Income Fund of Boston for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$125	1.21%

Expenses Paid, Amount	$ 125
Expense Ratio, Percent	1.21%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the ICE BofA U.S. High Yield Index (the Index):

↓ The Fund’s allocations by sector, in broadcasting and telecommunications and security selections in healthcare, automotive and auto parts sectors hurt returns

↓ An overweight allocation in B-rated securities and security selections in BB- and CCC-rated securities hampered relative returns

↓ The Fund’s allocations by duration, especially in securities with duration of 1 year or less and between 5-10 years, detracted from performance

↑ The Fund’s security selections in the retail, gaming, and energy sectors and an overweight allocation in the healthcare sector helped returns

↑ The Fund’s allocations by credit rating in non-rated and CCC- and lower-rated securities, as well as security selections in the B-rated securities also helped

↑ The Fund’s security selections, especially in securities with duration of 5 years or less, were also additive to relative returns

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Class R	Bloomberg U.S. Universal Index	ICE BofA U.S. High Yield Constrained Index	ICE BofA U.S. High Yield Index
10/15	$10,000	$10,000	$10,000	$10,000
11/15	$9,818	$9,964	$9,777	$9,776
12/15	$9,637	$9,914	$9,525	$9,523
1/16	$9,561	$10,023	$9,374	$9,373
2/16	$9,644	$10,094	$9,418	$9,416
3/16	$9,946	$10,218	$9,834	$9,833
4/16	$10,158	$10,288	$10,227	$10,225
5/16	$10,208	$10,296	$10,301	$10,299
6/16	$10,257	$10,477	$10,413	$10,411
7/16	$10,455	$10,563	$10,675	$10,674
8/16	$10,634	$10,575	$10,913	$10,912
9/16	$10,681	$10,577	$10,984	$10,982
10/16	$10,675	$10,507	$11,018	$11,016
11/16	$10,648	$10,271	$10,975	$10,973
12/16	$10,829	$10,301	$11,191	$11,189
1/17	$10,936	$10,338	$11,341	$11,339
2/17	$11,056	$10,418	$11,518	$11,516
3/17	$11,048	$10,414	$11,493	$11,492
4/17	$11,172	$10,500	$11,623	$11,622
5/17	$11,240	$10,581	$11,727	$11,726
6/17	$11,250	$10,573	$11,739	$11,738
7/17	$11,358	$10,625	$11,875	$11,874
8/17	$11,350	$10,717	$11,872	$11,871
9/17	$11,437	$10,679	$11,978	$11,977
10/17	$11,448	$10,692	$12,025	$12,023
11/17	$11,438	$10,676	$11,993	$11,991
12/17	$11,450	$10,723	$12,028	$12,026
1/18	$11,501	$10,620	$12,105	$12,103
2/18	$11,407	$10,519	$11,992	$11,990
3/18	$11,338	$10,572	$11,918	$11,916
4/18	$11,388	$10,501	$11,997	$11,996
5/18	$11,380	$10,559	$11,996	$11,994
6/18	$11,390	$10,543	$12,037	$12,035
7/18	$11,504	$10,565	$12,172	$12,170
8/18	$11,577	$10,618	$12,260	$12,258
9/18	$11,607	$10,572	$12,331	$12,329
10/18	$11,453	$10,484	$12,129	$12,127
11/18	$11,339	$10,531	$12,019	$12,017
12/18	$11,100	$10,696	$11,755	$11,754
1/19	$11,574	$10,843	$12,295	$12,294
2/19	$11,750	$10,855	$12,503	$12,501
3/19	$11,825	$11,051	$12,625	$12,624
4/19	$11,964	$11,066	$12,802	$12,800
5/19	$11,869	$11,236	$12,639	$12,638
6/19	$12,116	$11,395	$12,949	$12,947
7/19	$12,150	$11,429	$13,015	$13,014
8/19	$12,205	$11,687	$13,066	$13,065
9/19	$12,281	$11,637	$13,108	$13,106
10/19	$12,294	$11,674	$13,138	$13,136
11/19	$12,327	$11,672	$13,174	$13,172
12/19	$12,538	$11,689	$13,449	$13,448
1/20	$12,506	$11,899	$13,450	$13,448
2/20	$12,315	$12,077	$13,241	$13,240
3/20	$11,006	$11,841	$11,683	$11,683
4/20	$11,467	$12,078	$12,127	$12,127
5/20	$11,887	$12,191	$12,677	$12,682
6/20	$11,921	$12,293	$12,798	$12,805
7/20	$12,459	$12,509	$13,405	$13,417
8/20	$12,518	$12,437	$13,539	$13,549
9/20	$12,414	$12,414	$13,399	$13,408
10/20	$12,451	$12,370	$13,459	$13,470
11/20	$12,904	$12,531	$13,999	$14,010
12/20	$13,104	$12,575	$14,266	$14,277
1/21	$13,141	$12,496	$14,321	$14,332
2/21	$13,196	$12,334	$14,371	$14,381
3/21	$13,201	$12,191	$14,396	$14,406
4/21	$13,348	$12,293	$14,554	$14,564
5/21	$13,377	$12,340	$14,596	$14,606
6/21	$13,572	$12,430	$14,794	$14,806
7/21	$13,602	$12,555	$14,846	$14,858
8/21	$13,656	$12,547	$14,928	$14,939
9/21	$13,684	$12,440	$14,934	$14,944
10/21	$13,689	$12,429	$14,906	$14,918
11/21	$13,546	$12,444	$14,752	$14,765
12/21	$13,822	$12,436	$15,029	$15,043
1/22	$13,433	$12,163	$14,617	$14,629
2/22	$13,508	$11,998	$14,486	$14,498
3/22	$13,389	$11,676	$14,353	$14,364
4/22	$12,969	$11,240	$13,832	$13,841
5/22	$12,975	$11,302	$13,865	$13,876
6/22	$12,174	$11,076	$12,920	$12,931
7/22	$12,861	$11,355	$13,698	$13,710
8/22	$12,613	$11,060	$13,371	$13,382
9/22	$12,133	$10,583	$12,834	$12,844
10/22	$12,446	$10,467	$13,199	$13,209
11/22	$12,759	$10,857	$13,444	$13,457
12/22	$12,661	$10,820	$13,344	$13,355
1/23	$13,134	$11,156	$13,866	$13,877
2/23	$12,926	$10,882	$13,688	$13,698
3/23	$13,141	$11,137	$13,840	$13,852
4/23	$13,223	$11,205	$13,975	$13,986
5/23	$13,073	$11,089	$13,842	$13,853
6/23	$13,267	$11,072	$14,067	$14,078
7/23	$13,434	$11,083	$14,268	$14,279
8/23	$13,442	$11,016	$14,310	$14,320
9/23	$13,292	$10,753	$14,142	$14,153
10/23	$13,140	$10,592	$13,966	$13,978
11/23	$13,666	$11,068	$14,603	$14,614
12/23	$14,114	$11,488	$15,142	$15,152
1/24	$14,148	$11,461	$15,145	$15,155
2/24	$14,157	$11,323	$15,190	$15,200
3/24	$14,335	$11,435	$15,371	$15,381
4/24	$14,208	$11,167	$15,217	$15,227
5/24	$14,359	$11,352	$15,390	$15,400
6/24	$14,513	$11,456	$15,538	$15,549
7/24	$14,694	$11,716	$15,843	$15,854
8/24	$14,906	$11,889	$16,095	$16,106
9/24	$15,033	$12,052	$16,358	$16,369
10/24	$14,962	$11,778	$16,268	$16,279
11/24	$15,118	$11,902	$16,454	$16,466
12/24	$15,046	$11,722	$16,384	$16,395
1/25	$15,233	$11,793	$16,610	$16,622
2/25	$15,303	$12,037	$16,718	$16,730
3/25	$15,145	$12,034	$16,539	$16,550
4/25	$15,245	$12,077	$16,539	$16,550
5/25	$15,465	$12,015	$16,817	$16,829
6/25	$15,717	$12,203	$17,129	$17,141
7/25	$15,760	$12,185	$17,198	$17,210
8/25	$15,925	$12,331	$17,407	$17,419
9/25	$16,002	$12,462	$17,540	$17,552
10/25	$16,049	$12,544	$17,575	$17,587

Average Annual Return [Table Text Block]

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Class R	7.27%	5.21%	4.84%
Bloomberg U.S. Universal Index	6.51%	0.28%	2.29%
ICE BofA U.S. High Yield Index	8.03%	5.47%	5.80%
ICE BofA U.S. High Yield Constrained Index	8.03%	5.48%	5.80%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For more recent performance information, visit www.eatonvance.com/performance.php.
AssetsNet	$ 5,061,211,843
Holdings Count | Holding	431
Advisory Fees Paid, Amount	$ 33,238,647
InvestmentCompanyPortfolioTurnover	48.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$5,061,211,843
# of Portfolio Holdings	431
Portfolio Turnover Rate	48%
Total Advisory Fees Paid	$33,238,647

Holdings [Text Block]

Asset Allocation (% of total investments)

Value	Value
OtherFootnote Reference†	1.6%
Exchange-Traded Funds	3.0%
Short-Term Investments	3.2%
Senior Floating-Rate Loans	9.0%
Corporate Bonds	83.2%
Footnote	Description
Footnote†	Investment types less than 1% each

Credit Quality Explanation [Text Block]

Credit Quality (% of total investments)Footnote Referencea

Value	Value
Not Rated	6.8%
CCC or Lower	9.6%
B	39.3%
BB	43.1%
BBB	1.2%
Footnote	Description
Footnote[a]	Excludes Short-Term Investments. Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). This breakdown assigns a numeric equivalent to the ratings from the aforementioned agencies and the mean is rounded to the nearest integer and converted to an equivalent S&P rating ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000142452
Shareholder Report [Line Items]
Fund Name	Eaton Vance Income Fund of Boston
Class Name	Class R6
Trading Symbol	EIBRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Eaton Vance Income Fund of Boston for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$64	0.62%

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	0.62%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the ICE BofA U.S. High Yield Index (the Index):

↓ The Fund’s allocations by sector, in broadcasting and telecommunications and security selections in healthcare, automotive and auto parts sectors hurt returns

↓ An overweight allocation in B-rated securities and security selections in BB- and CCC-rated securities hampered relative returns

↓ The Fund’s allocations by duration, especially in securities with duration of 1 year or less and between 5-10 years, detracted from performance

↑ The Fund’s security selections in the retail, gaming, and energy sectors and an overweight allocation in the healthcare sector helped returns

↑ The Fund’s allocations by credit rating in non-rated and CCC- and lower-rated securities, as well as security selections in the B-rated securities also helped

↑ The Fund’s security selections, especially in securities with duration of 5 years or less, were also additive to relative returns

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]

Fund Performance

Comparison of the change in value of a $5,000,000 investment for the period indicated.

	Class R6	Bloomberg U.S. Universal Index	ICE BofA U.S. High Yield Constrained Index	ICE BofA U.S. High Yield Index
10/15	$5,000,000	$5,000,000	$5,000,000	$5,000,000
11/15	$4,911,510	$4,981,766	$4,888,479	$4,887,751
12/15	$4,823,243	$4,956,879	$4,762,429	$4,761,673
1/16	$4,787,992	$5,011,598	$4,687,092	$4,686,359
2/16	$4,831,618	$5,047,198	$4,708,893	$4,708,154
3/16	$4,994,659	$5,109,053	$4,917,047	$4,916,273
4/16	$5,103,224	$5,143,862	$5,113,523	$5,112,716
5/16	$5,121,970	$5,147,880	$5,150,413	$5,149,608
6/16	$5,149,094	$5,238,507	$5,206,253	$5,205,423
7/16	$5,251,092	$5,281,675	$5,337,746	$5,336,899
8/16	$5,343,185	$5,287,372	$5,456,640	$5,455,774
9/16	$5,369,593	$5,288,629	$5,491,932	$5,491,070
10/16	$5,368,903	$5,253,543	$5,509,096	$5,508,230
11/16	$5,357,901	$5,135,458	$5,487,368	$5,486,507
12/16	$5,451,866	$5,150,713	$5,595,260	$5,594,425
1/17	$5,508,253	$5,168,885	$5,670,352	$5,669,548
2/17	$5,571,191	$5,208,767	$5,758,748	$5,758,020
3/17	$5,569,826	$5,207,022	$5,746,653	$5,745,938
4/17	$5,635,136	$5,250,226	$5,811,694	$5,811,043
5/17	$5,682,254	$5,290,734	$5,863,387	$5,862,946
6/17	$5,689,717	$5,286,248	$5,869,607	$5,869,135
7/17	$5,737,291	$5,312,578	$5,937,456	$5,936,831
8/17	$5,735,893	$5,358,413	$5,935,858	$5,935,292
9/17	$5,783,024	$5,339,555	$5,989,120	$5,988,615
10/17	$5,801,485	$5,345,966	$6,012,490	$6,011,725
11/17	$5,789,161	$5,337,876	$5,996,449	$5,995,594
12/17	$5,797,769	$5,361,408	$6,013,930	$6,013,069
1/18	$5,826,586	$5,309,816	$6,052,491	$6,051,623
2/18	$5,781,811	$5,259,468	$5,996,060	$5,995,204
3/18	$5,749,827	$5,285,995	$5,959,040	$5,958,192
4/18	$5,778,124	$5,250,724	$5,998,681	$5,997,824
5/18	$5,776,663	$5,279,359	$5,997,831	$5,996,919
6/18	$5,784,576	$5,271,702	$6,018,552	$6,017,628
7/18	$5,845,412	$5,282,735	$6,085,796	$6,084,871
8/18	$5,885,683	$5,308,761	$6,129,872	$6,128,938
9/18	$5,904,208	$5,286,013	$6,165,495	$6,164,553
10/18	$5,828,908	$5,241,794	$6,064,485	$6,063,600
11/18	$5,773,435	$5,265,368	$6,009,437	$6,008,576
12/18	$5,654,749	$5,347,748	$5,877,656	$5,876,876
1/19	$5,899,552	$5,421,482	$6,147,583	$6,146,798
2/19	$5,991,935	$5,427,391	$6,251,386	$6,250,586
3/19	$6,033,662	$5,525,397	$6,312,640	$6,311,832
4/19	$6,107,216	$5,533,131	$6,400,964	$6,400,137
5/19	$6,061,963	$5,617,891	$6,319,595	$6,318,787
6/19	$6,191,172	$5,697,352	$6,474,558	$6,473,731
7/19	$6,211,676	$5,714,311	$6,507,719	$6,506,878
8/19	$6,243,377	$5,843,610	$6,533,105	$6,532,270
9/19	$6,285,361	$5,818,293	$6,553,825	$6,552,979
10/19	$6,294,974	$5,837,092	$6,569,045	$6,568,195
11/19	$6,314,858	$5,835,924	$6,586,987	$6,586,132
12/19	$6,426,420	$5,844,621	$6,724,671	$6,723,811
1/20	$6,413,430	$5,949,520	$6,724,959	$6,724,096
2/20	$6,318,241	$6,038,603	$6,620,724	$6,619,880
3/20	$5,650,322	$5,920,648	$5,841,558	$5,841,461
4/20	$5,890,267	$6,039,247	$6,063,650	$6,063,457
5/20	$6,109,356	$6,095,652	$6,338,717	$6,340,778
6/20	$6,129,983	$6,146,514	$6,398,934	$6,402,581
7/20	$6,398,410	$6,254,483	$6,702,597	$6,708,499
8/20	$6,443,953	$6,218,418	$6,769,597	$6,774,514
9/20	$6,393,704	$6,207,211	$6,699,430	$6,703,892
10/20	$6,415,867	$6,185,025	$6,729,653	$6,735,239
11/20	$6,652,903	$6,265,736	$6,999,407	$7,004,833
12/20	$6,759,662	$6,287,373	$7,133,074	$7,138,438
1/21	$6,782,170	$6,247,854	$7,160,591	$7,165,760
2/21	$6,813,601	$6,167,238	$7,185,271	$7,190,728
3/21	$6,819,681	$6,095,467	$7,198,014	$7,202,971
4/21	$6,898,524	$6,146,723	$7,276,763	$7,281,982
5/21	$6,916,998	$6,170,168	$7,297,771	$7,303,000
6/21	$7,021,329	$6,215,150	$7,397,125	$7,402,782
7/21	$7,039,965	$6,277,558	$7,423,087	$7,429,131
8/21	$7,071,188	$6,273,367	$7,464,053	$7,469,649
9/21	$7,088,978	$6,219,796	$7,467,091	$7,472,155
10/21	$7,082,633	$6,214,712	$7,453,037	$7,458,863
11/21	$7,024,559	$6,222,219	$7,375,771	$7,382,425
12/21	$7,158,140	$6,218,024	$7,514,478	$7,521,314
1/22	$6,972,756	$6,081,699	$7,308,470	$7,314,558
2/22	$7,014,559	$5,998,781	$7,243,026	$7,248,881
3/22	$6,956,495	$5,837,841	$7,176,718	$7,181,809
4/22	$6,741,665	$5,620,104	$6,916,021	$6,920,563
5/22	$6,748,134	$5,651,027	$6,932,566	$6,937,889
6/22	$6,335,091	$5,538,106	$6,460,245	$6,465,651
7/22	$6,696,493	$5,677,345	$6,849,022	$6,855,072
8/22	$6,557,768	$5,529,755	$6,685,390	$6,690,911
9/22	$6,324,350	$5,291,512	$6,416,904	$6,421,813
10/22	$6,491,091	$5,233,452	$6,599,485	$6,604,621
11/22	$6,657,612	$5,428,589	$6,722,223	$6,728,255
12/22	$6,596,925	$5,410,151	$6,672,071	$6,677,581
1/23	$6,861,032	$5,577,976	$6,932,854	$6,938,647
2/23	$6,755,603	$5,440,916	$6,843,925	$6,848,855
3/23	$6,871,802	$5,568,556	$6,919,967	$6,925,951
4/23	$6,917,953	$5,602,573	$6,987,398	$6,992,799
5/23	$6,842,809	$5,544,487	$6,920,845	$6,926,403
6/23	$6,934,163	$5,535,870	$7,033,418	$7,039,147
7/23	$7,024,725	$5,541,373	$7,133,938	$7,139,386
8/23	$7,046,676	$5,508,004	$7,155,162	$7,159,757
9/23	$6,971,281	$5,376,665	$7,071,086	$7,076,488
10/23	$6,880,765	$5,295,810	$6,982,790	$6,988,902
11/23	$7,160,017	$5,534,147	$7,301,558	$7,306,773
12/23	$7,398,745	$5,744,136	$7,571,009	$7,576,233
1/24	$7,420,516	$5,730,389	$7,572,464	$7,577,638
2/24	$7,428,853	$5,661,684	$7,594,883	$7,600,077
3/24	$7,525,986	$5,717,273	$7,685,353	$7,690,611
4/24	$7,462,593	$5,583,670	$7,608,505	$7,613,702
5/24	$7,560,657	$5,676,226	$7,694,842	$7,700,092
6/24	$7,630,685	$5,728,116	$7,769,113	$7,774,424
7/24	$7,744,889	$5,858,131	$7,921,571	$7,926,985
8/24	$7,860,235	$5,944,368	$8,047,578	$8,053,074
9/24	$7,930,651	$6,025,898	$8,179,085	$8,184,674
10/24	$7,896,944	$5,889,033	$8,134,073	$8,139,630
11/24	$7,983,069	$5,951,119	$8,227,221	$8,232,842
12/24	$7,948,988	$5,861,240	$8,191,958	$8,197,551
1/25	$8,036,352	$5,896,559	$8,305,077	$8,310,752
2/25	$8,092,600	$6,018,474	$8,359,060	$8,364,776
3/25	$8,012,731	$6,017,038	$8,269,339	$8,274,989
4/25	$8,054,743	$6,038,290	$8,269,526	$8,275,184
5/25	$8,175,171	$6,007,665	$8,408,607	$8,414,349
6/25	$8,312,519	$6,101,262	$8,564,651	$8,570,503
7/25	$8,339,427	$6,092,553	$8,598,993	$8,604,875
8/25	$8,446,899	$6,165,735	$8,703,718	$8,709,668
9/25	$8,491,572	$6,231,062	$8,770,170	$8,776,169
10/25	$8,520,845	$6,272,211	$8,787,420	$8,793,424

Average Annual Return [Table Text Block]

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Class R6	7.90%	5.84%	5.47%
Bloomberg U.S. Universal Index	6.51%	0.28%	2.29%
ICE BofA U.S. High Yield Index	8.03%	5.47%	5.80%
ICE BofA U.S. High Yield Constrained Index	8.03%	5.48%	5.80%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For more recent performance information, visit www.eatonvance.com/performance.php.
AssetsNet	$ 5,061,211,843
Holdings Count | Holding	431
Advisory Fees Paid, Amount	$ 33,238,647
InvestmentCompanyPortfolioTurnover	48.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$5,061,211,843
# of Portfolio Holdings	431
Portfolio Turnover Rate	48%
Total Advisory Fees Paid	$33,238,647

Holdings [Text Block]

Asset Allocation (% of total investments)

Value	Value
OtherFootnote Reference†	1.6%
Exchange-Traded Funds	3.0%
Short-Term Investments	3.2%
Senior Floating-Rate Loans	9.0%
Corporate Bonds	83.2%
Footnote	Description
Footnote†	Investment types less than 1% each

Credit Quality Explanation [Text Block]

Credit Quality (% of total investments)Footnote Referencea

Value	Value
Not Rated	6.8%
CCC or Lower	9.6%
B	39.3%
BB	43.1%
BBB	1.2%
Footnote	Description
Footnote[a]	Excludes Short-Term Investments. Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). This breakdown assigns a numeric equivalent to the ratings from the aforementioned agencies and the mean is rounded to the nearest integer and converted to an equivalent S&P rating ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122